CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY DEFICIENCY - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2017	$ 711	$ 13,652,308	$ (18,645,131)	$ (4,992,112)
Balance (in Shares) at Dec. 31, 2017	7,106,619
Common stock issued for cash	$ 2	76,998		77,000
Common stock issued for cash (in Shares)	20,500
Common stock issued to directors and employees	$ 34	2,317,199		2,317,233
Common stock issued to directors and employees (in Shares)	339,119
Common stock issued for services	$ 20	1,843,644		1,843,664
Common stock issued for services (in Shares)	195,616
Conversion of notes payable and accrued interest	$ 5	211,078		211,083
Conversion of notes payable and accrued interest (in Shares)	52,771
Discount on convertible notes payable		895,000		895,000
Net loss			(3,076,091)	(3,076,091)
Balance at Dec. 31, 2018	$ 772	18,996,227	(21,721,222)	$ (2,724,223)
Balance (in Shares) at Dec. 31, 2018	7,714,625			7,714,625
Common stock issued for services		26,600		$ 26,600
Common stock issued for services (in Shares)	3,000
Conversion of notes payable and accrued interest	$ 1	53,722		53,723
Conversion of notes payable and accrued interest (in Shares)	13,431
Discount on convertible notes payable				0
Net loss			(458,570)	(458,570)
Balance at Mar. 31, 2019	$ 773	19,076,549	(22,179,792)	(3,102,470)
Balance (in Shares) at Mar. 31, 2019	7,731,056
Balance at Dec. 31, 2018	$ 772	18,996,227	(21,721,222)	$ (2,724,223)
Balance (in Shares) at Dec. 31, 2018	7,714,625			7,714,625
Discount on convertible notes payable				$ 0
Net loss				(2,167,544)
Balance at Dec. 31, 2019	$ 782	20,174,389	(23,888,766)	$ (3,713,595)
Balance (in Shares) at Dec. 31, 2019	7,815,806			7,815,816
Balance at Mar. 31, 2019	$ 773	19,076,549	(22,179,792)	$ (3,102,470)
Balance (in Shares) at Mar. 31, 2019	7,731,056
Common stock issued to directors and employees	$ 2	17,748		17,750
Common stock issued to directors and employees (in Shares)	20,000
Common stock issued for services	$ 1	45,999		46,000
Common stock issued for services (in Shares)	6,500
Conversion of notes payable and accrued interest	$ 6	238,717		238,723
Conversion of notes payable and accrued interest (in Shares)	59,681
Common stock issues for settlement	$ 1	93,749		93,750
Common stock issues for settlement (in Shares)	15,000
Stock options issued to employees		69,787		69,787
Stock options issued to employees as settlement of accrued compensation		712,162		712,162
Net loss			(2,167,544)	(2,167,544)
Balance at Dec. 31, 2019	$ 782	20,174,389	(23,888,766)	$ (3,713,595)
Balance (in Shares) at Dec. 31, 2019	7,815,806			7,815,816
Common stock issued to directors and employees	$ 6	303,457		$ 303,463
Common stock issued to directors and employees (in Shares)	64,911
Common stock issued for services	$ 1	37,999		38,000
Common stock issued for services (in Shares)	8,000
Stock options issued to employees		381,475		381,475
Discount on convertible notes payable				0
Net loss			(1,444,392)	(1,444,392)
Balance at Mar. 31, 2020	$ 789	$ 20,897,320	$ (25,333,158)	$ (4,435,049)
Balance (in Shares) at Mar. 31, 2020	7,888,717			7,888,717